UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


				        FORM N-Q

		        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                     REGISTERED MANAGEMENT INVESTMENT COMPANIES



                    Investment Company Act file number 811-06231
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                                GIAC Funds, Inc.
-----------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)


                       7 Hanover Square New York, N.Y. 10004
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                 (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                          Thomas G. Sorell
     GIAC Funds, Inc.                       GIAC Funds, Inc.
     7 Hanover Square                       7 Hanover Square
     New York, N.Y. 10004                   New York, N.Y. 10004

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		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  March 31, 2005
-----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

...   Baillie Gifford International Growth Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 95.9%
Shares                                                        Value
--------------------------------------------------------------------
Australia - 4.1%
Beverages - 0.4%
             196,500  Fosters Group Ltd.              $      778,966
Commercial Banks - 0.4%
              49,754  Australia and NZ Banking Group Ltd     792,785
Commercial Services and Supplies - 0.3%
             100,000  Brambles Inds. Ltd.                    614,336
Containers and Packaging - 0.4%
             119,066  Amcor Ltd.                             658,779
Food and Staples Retailing - 0.4%
              64,100  Woolworths Ltd.                        795,009
Media - 0.2%
             126,000  John Fairfax Hldgs. Ltd.               406,992
Metals and Mining - 1.2%
             155,956  BHP Billiton Ltd.                    2,153,602
Oil and Gas - 0.4%
              41,400  Woodside Petroleum Ltd.                777,402
Real Estate - 0.4%
              61,000  Westfield Group                        763,160
                                                       -------------
                                                           7,741,031

Brazil - 1.4%
Diversified Telecommunication Services - 0.5%
              62,000  Telecom. Norte Leste Participacoes
			ADR				     959,140
Oil and Gas - 0.9%
              35,800  Petroleo Brasileiro S.A. ADR         1,581,644
                                                       -------------
                                                           2,540,784

Denmark - 2.2%
Commercial Banks - 2.2%
             144,320  Danske Bank AS                       4,188,740

Finland - 1.7%
Building Products - 0.8%
              19,880  Kone OYJ                             1,545,989
Communications Equipment - 0.9%
             103,734  Nokia OYJ                            1,608,824
                                                       -------------
                                                           3,154,813

France - 10.5%
Beverages - 0.8%
              11,080  Pernod-Ricard S.A.                   1,547,432
Health Care Equipment and Supplies - 2.0%
              50,410  Essilor Int'l. S.A.                  3,644,329
Media - 1.3%
              78,685  Vivendi Universal S.A. *             2,411,081
Oil and Gas - 2.7%
              21,630  Total S.A.                           5,062,788
Personal Products - 2.1%
              49,406  L'Oreal S.A.                         3,956,150
Pharmaceuticals - 1.6%
              34,620  Sanofi-Aventis                       2,920,320
                                                       -------------
                                                          19,542,100

Germany - 5.3%
Health Care Providers and Services - 0.9%
              20,710  Celesio AG                           1,693,788
Multi-Utilities and Unregulated Power - 1.8%
              55,160  RWE AG                               3,336,814
Software - 1.4%
              15,550  SAP AG                               2,506,643
Textiles, Apparel and Luxury Goods - 1.2%
              14,590  Adidas-Salomon AG                    2,316,134
                                                       -------------
                                                           9,853,379

Hong Kong - 3.0%
Commercial Banks - 1.0%
             645,000  BOC Hong Kong Hldgs. Ltd.            1,182,614
              48,000  Hang Seng Bank Ltd.                    633,907
                                                       -------------
                                                           1,816,521
Distributors - 0.3%
             294,000  Li & Fung Ltd.                         537,167
Diversified Financial Services - 0.3%
             190,000  Hong Kong Exchanges & Clearing Ltd     492,098
Real Estate - 1.4%
             196,000  Cheung Kong Hldgs. Ltd.              1,734,013
             106,000  Sun Hung Kai Properties Ltd.           961,567
                                                       -------------
                                                           2,695,580
                                                       -------------
                                                           5,541,366

Ireland - 3.5%
Commercial Banks - 1.6%
             147,110  Allied Irish Banks PLC               3,080,852
Construction Materials - 1.9%
             133,450  CRH PLC                              3,499,095
                                                       -------------
                                                           6,579,947

Italy - 4.2%
Insurance - 3.3%
              77,870  Assicurazioni Generali SPA           2,514,349
             155,830  Riunione Adriatica di Sicurta SPA    3,667,615
                                                       -------------
                                                           6,181,964
Oil and Gas - 0.9%
              65,770  ENI SPA                              1,708,303
                                                       -------------
                                                           7,890,267

Japan - 20.9%
Auto Components - 1.1%
             109,000  Bridgestone Corp.                    2,003,628
Automobiles - 1.1%
             199,500  Nissan Motor Co. Ltd.                2,044,770
Building Products - 1.8%
             317,000  Asahi Glass Co.                      3,340,732
Commercial Banks - 0.9%
                 332  UFJ Hldgs., Inc. *                   1,746,309
Diversified Financial Services - 1.2%
              32,500  Promise Co.                          2,221,730
Diversified Telecommunication Services - 0.5%
                 229  Nippon Tele. & Tel. Corp.            1,001,642
Electronic Equipment and Instruments - 2.7%
               9,300  Keyence Corp.                        2,154,460
             130,500  Konica Minolta Hldgs., Inc.          1,319,301
              13,500  Nidec Corp.                          1,680,811
                                                       -------------
                                                           5,154,572
Household Products - 0.8%
              69,000  Kao Corp.                            1,586,244
Insurance - 1.2%
             238,000  Mitsui Sumitomo Insurance Co.        2,181,898
Machinery - 1.0%
              71,500  Daikin Inds. Ltd.                    1,800,420
Marine - 1.0%
             290,000  Mitsui O.S.K. Lines Ltd.             1,863,465
Multiline Retail - 0.8%
             140,000  Takashimaya Co. Ltd.                 1,433,621
Office Electronics - 1.2%
              42,000  Canon, Inc.                          2,252,273
Real Estate - 0.6%
              87,000  Sumitomo Realty & Dev't. Co. Ltd.    1,049,923
Road and Rail - 0.7%
             244,000  Tokyu Corp.                          1,272,054
Specialty Retail - 1.0%
              35,000  Yamada Denki Co. Ltd.                1,834,460
Tobacco - 1.9%
                 322  Japan Tobacco, Inc.                  3,573,607
Trading Companies and Distributors - 1.4%
             282,000  Mitsui & Co. Ltd.                    2,601,054
                                                       -------------
                                                          38,962,402

Netherlands - 2.0%
Household Durables - 1.1%
              77,240  Philips Electronics  (KON)           2,128,419
Media - 0.9%
              54,900  Ver Ned Uitgevers                    1,601,810
                                                       -------------
                                                           3,730,229

New Zealand - 0.4%
Diversified Telecommunication Services - 0.4%
             174,400  Telecom. Corp. of New Zealand          752,910

People's Republic of China - 0.5%
Oil and Gas - 0.5%
           1,893,000  CNOOC Ltd.                           1,019,406

Russia - 0.5%
Wireless Telecommunication Services - 0.5%
              27,000  Mobile Telesystems ADR                 950,130

Singapore - 0.6%
Electronic Equipment and Instruments - 0.3%
              69,000  Venture Corp. Ltd.                     555,845
Media - 0.3%
             210,000  Singapore Press Hldgs. Ltd.            580,012
                                                       -------------
                                                           1,135,857

South Africa - 0.8%
Oil and Gas - 0.8%
              60,700  Sasol Ltd.                           1,417,374

South Korea - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
               3,900  Samsung Electronics Co. Ltd. GDR       965,250

Spain - 3.0%
Commercial Banks - 1.6%
              45,490  Banco Popular Espanol S.A.           2,943,558
Tobacco - 1.4%
              62,720  Altadis S.A.                         2,566,028
                                                       -------------
                                                           5,509,586

Sweden - 6.8%
Commercial Banks - 1.2%
              95,830  Svenska Handelsbanken AB             2,265,020
Communications Equipment - 1.0%
             684,620  LM Ericsson *                        1,928,221
Health Care Equipment and Supplies - 1.4%
             170,480  Getinge AB                           2,545,540
Machinery - 3.2%
              86,870  Atlas Copco AB                       3,805,261
              52,650  Sandvik AB                           2,190,785
                                                       -------------
                                                           5,996,046
                                                       -------------
                                                          12,734,827

Switzerland - 3.8%
Commercial Banks - 2.0%
              43,650  UBS AG                               3,687,704
Electrical Equipment - 1.8%
             559,200  ABB Ltd. *                           3,475,413
                                                       -------------
                                                           7,163,117

United Kingdom - 20.2%
Commercial Banks - 3.5%
             208,200  Barclays PLC                         2,127,134
             101,088  Royal Bank of Scotland               3,214,833
              70,000  Standard Chartered PLC               1,258,496
                                                       -------------
                                                           6,600,463
Commercial Services and Supplies - 0.6%
             467,000  Hays PLC *                           1,172,966
Hotels, Restaurants and Leisure - 1.6%
              25,900  Carnival PLC                         1,421,386
             269,000  Hilton Group PLC                     1,529,099
                                                       -------------
                                                           2,950,485
Metals and Mining - 0.9%
             118,000  BHP Billiton PLC                     1,584,413
Multiline Retail - 0.8%
              48,000  Next PLC                             1,443,116
Oil and Gas - 3.1%
             178,000  BG Group PLC                         1,382,428
             420,000  BP PLC                               4,350,536
                                                       -------------
                                                           5,732,964
Pharmaceuticals - 1.6%
             129,877  GlaxoSmithKline PLC                  2,975,157
Software - 0.4%
             219,380  Sage Group                             833,777
Specialty Retail - 0.9%
             324,000  Kingfisher PLC                       1,766,785
Tobacco - 3.3%
             105,000  British American Tobacco PLC         1,850,068
             163,900  Imperial Tobacco                     4,299,303
                                                       -------------
                                                           6,149,371
Wireless Telecommunication Services - 3.5%
           2,442,188  Vodafone Group                       6,479,959
                                                       -------------
                                                          37,689,456

Total Common Stocks
(Cost $130,858,435)                                      179,062,971

Preferred Stocks - 2.4%
Brazil - 0.8%
Oil and Gas - 0.8%
              40,600  Petroleo Brasileiro S.A. ADR    $    1,561,882

Germany - 1.6%
Automobiles - 1.6%
               4,060  Porsche AG                           2,948,290

Total Preferred Stocks
(Cost $2,353,319)                                          4,510,172

Convertible Bond - 0.5%
Principal
Amount                                                        Value
--------------------------------------------------------------------
Japan - 0.5%
Commercial Banks - 0.5%
(Yen)     45,000,000  SMFG Finance
                      2.25% due 7/11/2005
(Cost $374,667)                                       $      968,428

Repurchase Agreement - 1.1%
$          1,916,000  State Street Bank and Trust Co.
                      repurchase agreement,
                      dated 3/31/2005, maturity
                      value $1,916,067 at
                      1.25%, due 4/1/2005 (1)
(Cost $1,916,000)                                     $    1,916,000
Total Investments - 99.9%
 (Cost $135,502,421)                                     186,457,571
Cash, Receivables and Other Assets
Less Liabilities - 0.1%                                      277,232
Net Assets - 100%                                     $  186,734,803

*       Non-income producing security.
(1) The repurchase agreement is collateralized by $1,830,000 in U.S. Treasury Bonds 5.25%, due 11/15/28, with a value of $1,958,739.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   52,686,627
Gross unrealized depreciation .................        (1,731,477)
                                                   --------------
Net unrealized appreciation ...................    $   50,955,150
                                                   ==============
-----------------------------------------------------------------

--------------------------------------------------------------------



...   Baillie Gifford Emerging Markets Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 93.3%
Shares                                                       Value
--------------------------------------------------------------------
Argentina - 0.2%
Distributors - 0.2%
            21,900  Imp. Y Exp. Patagonia           $      127,445

Brazil - 6.3%
Diversified Telecommunication Services - 1.6%
            83,200  Telecom. Norte Leste Participacoes
			ADR				 1,287,104
Metals and Mining - 0.8%
            26,800  Comp. Siderurgica Nacional S.A.ADR     645,880
Oil and Gas - 3.4%
            59,131  Petroleo Brasileiro S.A. ADR         2,612,408
Paper and Forest Products - 0.5%
            29,790  Votorantim Celulose e Papel S.A.
			ADR			           387,270
                                                       -----------
                                                         4,932,662

Chile - 0.4%
Commercial Banks - 0.4%
            10,600  Banco Santander Chile ADR              351,178

Egypt - 1.5%
Wireless Telecommunication Services - 1.5%
            32,342  Orascom Telecom Hldg. SAE GDR*       1,138,438

Hong Kong - 1.5%
Industrial Conglomerates - 1.1%
           300,000  Citic Pacific Ltd.                     877,008
Internet Software and Services - 0.4%
         1,540,000  Tom.Com Ltd. *                         296,182
                                                       -----------
                                                         1,173,190

India - 4.6%
Diversified Financial Services - 1.0%
            45,897  Housing Dev. Fin. Corp. Ltd.           763,654
Metals and Mining - 1.9%
            25,400  Hindalco Inds. Ltd.                    752,432
            77,300  Vedanta Resources PLC                  687,571
                                                       -----------
                                                         1,440,003
Oil and Gas - 1.7%
           108,000  Reliance Inds. Ltd.                  1,350,185
                                                       -----------
                                                         3,553,842

Indonesia - 2.9%
Commercial Banks - 0.3%
           630,500  PT Bank Rakyat Indonesia               189,749
Diversified Telecommunication Services - 1.7%
         2,865,000  PT Telekomunikasi  Indonesia         1,353,841
Metals and Mining - 0.9%
         8,720,500  PT Bumi Resources Tbk *                718,267
                                                       -----------
                                                         2,261,857

Israel - 1.9%
Chemicals - 1.0%
           133,679  Makhteshim-Agan Inds. Ltd.             747,020
Commercial Banks - 0.9%
           208,000  Bank Hapoalim Ltd.                     700,170
                                                       -----------
                                                         1,447,190

Malaysia - 5.8%
Diversified Telecommunication Services - 1.3%
           415,000  Telekom Malaysia Berhad              1,064,803
Food Products - 1.5%
           317,000  IOI Corp. Berhad                       746,618
           173,000  IOI Oleochemical Inds. Berhad          409,737
                                                       -----------
                                                         1,156,355
Media - 0.9%
           518,000  Astro All Asia Networks PLC *          702,027
Real Estate - 1.0%
           770,000  Glomac Berhad                          354,605
           380,000  SP Setia Berhad                        400,000
                                                       -----------
                                                           754,605
Transportation Infrastructure - 1.1%
         1,125,000  PLUS Expressways Berhad                843,750
                                                       -----------
                                                         4,521,540

Mexico - 9.3%
Commercial Banks - 0.7%
            85,500  Grupo Fin. Banorte S.A. de C.V.        556,091
Construction and Engineering - 0.6%
           139,600  Consorcio Ara S.A. de C.V. *           462,471
Construction Materials - 1.5%
            32,100  Cemex S.A. de C.V. ADR               1,163,625
Diversified Telecommunication Services - 1.6%
           258,000  Grupo Carso Global Telecom. *          417,777
            23,300  Telefonos de Mexico S.A. ADR           804,549
                                                       -----------
                                                         1,222,326
Food and Staples Retailing - 0.8%
           186,944  Wal-Mart de Mexico S.A. de C.V.        655,607
Metals and Mining - 0.5%
            80,000  Grupo Mexico S.A. de C.V. *            420,478
Transportation Infrastructure - 0.5%
            13,300  Grupo Aeroportuario del Sureste
			S.A. de C.V. ADR	           373,065
Wireless Telecommunication Services - 3.1%
            32,200  America Movil S.A. de C.V. ADR       1,661,520
           260,000  America Telecom S.A. de C.V.           728,984
                                                       -----------
                                                         2,390,504
                                                       -----------
                                                         7,244,167

People's Republic of China - 4.0%
Oil and Gas - 3.2%
         2,335,000  CNOOC Ltd.                           1,257,428
         1,962,000  PetroChina Co. Ltd.                  1,220,079
                                                       -----------
                                                         2,477,507
Transportation Infrastructure - 0.8%
           870,000  Zhejiang Expressway Co. Ltd.           613,521
                                                       -----------
                                                         3,091,028

Poland - 1.5%
Commercial Banks - 1.0%
            17,500  Bank Pekao S.A.                        773,330
Media - 0.5%
            20,000  Agora S.A. *                           374,430
                                                       -----------
                                                         1,147,760

Russia - 3.7%
Metals and Mining - 0.4%
            34,000  Celtic Resources Hldgs. PLC *          270,641
Oil and Gas - 1.8%
            10,400  LUKOIL ADR                           1,409,200
Wireless Telecommunication Services - 1.5%
            17,500  Mobile Telesystems ADR                 615,825
            16,800  VimpelCom ADR*                         578,256
                                                       -----------
                                                         1,194,081
                                                       -----------
                                                         2,873,922

South Africa - 11.3%
Commercial Banks - 2.3%
           174,500  Standard Bank Group Ltd.             1,764,077
Diversified Telecommunication Services - 1.5%
            68,000  Telkom Group Ltd.                    1,174,694
Industrial Conglomerates - 1.3%
            20,000  Barloworld Ltd.                        321,544
            44,000  Imperial Hldgs. Ltd. *                 689,781
                                                       -----------
                                                         1,011,325
Metals and Mining - 1.6%
            18,820  Anglo American Platinum Corp.          708,019
            31,000  Lonmin PLC                             576,068
                                                       -----------
                                                         1,284,087
Multiline Retail - 0.5%
             8,000  Edgars Consolidated Stores Ltd.        353,685
Oil and Gas - 3.1%
           104,900  Sasol Ltd.                           2,449,466
Wireless Telecommunication Services - 1.0%
           110,000  MTN Group Ltd.                         778,135
                                                       -----------
                                                         8,815,469

South Korea - 15.4%
Chemicals - 0.6%
            30,100  Cheil Inds., Inc.                      489,070
Commercial Services and Supplies - 1.4%
            26,400  S1 Corp.                             1,060,680
Industrial Conglomerates - 3.1%
            88,270  Hanwha Corp.                         1,642,839
            33,000  LG Corp.                               792,910
                                                       -----------
                                                         2,435,749
Insurance - 1.4%
            38,000  Oriental Fire & Marine Ins. Co.Ltd     740,916
             5,000  Samsung Fire & Marine Ins. Co. Ltd     378,631
                                                       -----------
                                                         1,119,547
Marine - 1.9%
           160,000  Samsung Heavy Inds. Co. Ltd.         1,449,532
Media - 0.8%
             3,700  Cheil Comms., Inc.                     626,686
Oil and Gas - 1.3%
            40,000  GS Hldgs. Corp.                        990,645
Pharmaceuticals - 1.2%
            11,019  Yuhan Corp.                            976,573
Trading Companies and Distributors - 2.4%
           135,800  Samsung Corp.                        1,845,436
Transportation Infrastructure - 1.3%
            52,000  Daewoo Shipbuilding & Marine
			Engineering Co. Ltd.*	           978,040
                                                       -----------
                                                        11,971,958

Taiwan - 12.2%
Building Products - 0.8%
         1,086,750  Taiwan Cement Corp.                    631,230
Chemicals - 1.6%
         1,055,000  Taiwan Fertilizer Co. Ltd.           1,267,433
Construction and Engineering - 0.5%
           617,596  CTCI Corp.                             374,408
Diversified Financial Services - 1.0%
         1,405,263  SinoPac Hldgs.                         769,402
Electrical Equipment - 0.4%
           267,000  Phoenixtec Power Co. Ltd.              294,915
Electronic Equipment and Instruments - 4.7%
           628,000  AU Optronics Corp.                     918,898
           417,149  Hon Hai Precision Inds. Co. Ltd.     1,853,642
           573,000  Synnex Technology Int'l. Corp.         876,614
                                                       -----------
                                                         3,649,154
Machinery - 0.4%
           558,000  Yungtay Engineering Co. Ltd.           302,857
Marine - 0.4%
           650,000  Far Eastern Silo Shipping *            299,149
Multiline Retail - 0.8%
         1,300,000  Far Eastern Dept. Stores Ltd.          666,381
Paper and Forest Products - 0.3%
           538,000  Chung Hwa Pulp Corp.                   236,504
Wireless Telecommunication Services - 1.3%
           988,200  Taiwan Cellular Corp.                1,003,695
                                                       -----------
                                                         9,495,128

Thailand - 6.9%
Commercial Banks - 1.7%
           515,000  Bangkok Bank Public Co. Ltd.         1,329,627
Diversified Financial Services - 0.8%
           970,000  TISCO Finance Pub. Co. Ltd.            626,086
Metals and Mining - 0.9%
           165,200  Banpu Pub. Co. Ltd.                    684,111
Oil and Gas - 1.6%
           160,000  PTT Exploration & Production Pub.    1,218,814
Wireless Telecommunication Services - 1.9%
           591,000  Advanced Info Service Pub. Co. Ltd   1,510,736
                                                       -----------
                                                         5,369,374

Turkey - 3.3%
Commercial Banks - 2.2%
           444,629  Turkiye Garanti Bankasi A.S. *       1,686,297
Industrial Conglomerates - 0.4%
            44,161  Koc Hldg. A.S.                         193,000
            27,774  Koc Hldg. A.S. - New *                 117,269
                                                       -----------
                                                           310,269
Media - 0.7%
           215,000  Dogan Yayin Hldgs. A.S. *              589,259
                                                       -----------
                                                         2,585,825

Venezuela - 0.6%
Diversified Telecommunication Services - 0.6%
            26,000  Comp. Anonima Nacional Tel. de
			Venezuela ADR		           491,920

Total Common Stocks
(Cost $54,947,328)                                      72,593,893

Preferred Stocks - 6.1%
Brazil - 6.1%
Chemicals - 0.3%
             6,500  Braskem S.A. ADR                $      263,250
Commercial Banks - 2.5%
         1,034,012  Itausa-Investimentos Itau S.A.       1,907,156
Industrial Conglomerates - 0.5%
            10,256  Bradespar S.A.                         391,592
Media - 0.5%
         1,540,000  Net Servicos de Comunicacao S.A.       409,897
Metals and Mining - 2.3%
            66,900  Comp. Vale Do Rio Doce               1,800,720

Total Preferred Stocks
(Cost $2,287,037)                                        4,772,615

Rights - 0.2%
Brazil - 0.2%
         1,385,280  Net Servicos de Comunicacao S.A.
                    exp. 4/20/2005
(Cost $103,671)                                     $      150,602
Repurchase Agreement - 0.4%
Principal
Amount                                                      Value
-------------------------------------------------------------------
$          328,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $328,011 at
                    1.25%, due 4/1/2005 (1)
(Cost $328,000)                                     $      328,000
Total Investments - 100.0%
 (Cost $57,666,036)                                     77,845,110
Cash, Receivables and Other Assets
Less Liabilities - 0.0%                                      3,329
Net Assets - 100%                                   $   77,848,439

*     Non-income producing security.
(1)   The repurchase agreement is collateralized by $295,000 in U.S.
      Treasury Bonds 6.00%, due 2/15/26, with a value of $339,419.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   21,252,064
Gross unrealized depreciation .................        (1,072,990)
                                                   --------------
Net unrealized appreciation ...................    $   20,179,074
                                                   ==============
-----------------------------------------------------------------
-------------------------------------------------------------------




...   The Guardian Small Cap Stock Fund

 Schedule of Investments

March 31, 2005 (Unaudited)


Common Stocks -- 98.6%
Shares                                                       Value
-------------------------------------------------------------------
Aerospace and Defense - 2.7%
            70,300  Aviall, Inc. *                  $    1,968,400
            43,700  EDO Corp.                            1,313,185
           102,400  Esterline Technologies Corp. *       3,537,920
                                                         6,819,505

Air Freight and Logistics - 1.3%
            48,200  UTi Worldwide, Inc.                  3,347,490

Airlines - 1.4%
           187,500  Skywest, Inc.                        3,485,625

Auto Components - 1.0%
           106,900  American Axle & Mfg. Hldgs., Inc.    2,619,050

Beverages - 0.1%
             8,700  Cott Corp. *                           210,801

Biotechnology - 3.4%
           325,500  Cell Therapeutics, Inc. *            1,168,545
           228,300  Immunicon Corp. *                    1,344,687
           112,900  Keryx Biopharmaceuticals, Inc. *     1,508,344
           143,600  Nabi Biopharmaceuticals *            1,792,128
           173,300  Protein Design Labs., Inc. *         2,771,067
                                                         8,584,771

Capital Markets - 2.0%
            81,500  Affiliated Managers Group, Inc. *    5,055,445

Chemicals - 2.5%
            45,000  Georgia Gulf Corp.                   2,069,100
            64,900  Lubrizol Corp.                       2,637,536
            46,900  Westlake Chemical Corp.              1,517,215
                                                         6,223,851

Commercial Banks - 3.7%
            53,900  Boston Private Financial Hldgs.,
			Inc.			         1,280,125
            95,700  East West Bancorp, Inc.              3,533,244
            84,900  Placer Sierra Bancshares             1,950,153
            58,300  Westcorp                             2,463,175
                                                         9,226,697

Commercial Services and Supplies - 7.3%
            57,800  Bright Horizons Family Solutions,
			Inc.*			         1,950,172
            31,800  Charles River Assocs., Inc. *        1,569,330
           135,900  Educate, Inc. *                      1,884,933
            62,100  G & K Svcs., Inc.                    2,502,009
           167,800  Knoll, Inc.                          2,798,904
           102,300  Labor Ready, Inc. *                  1,907,895
           126,300  Resources Connection, Inc. *         2,643,459
            71,900  Stericycle, Inc. *                   3,177,980
                                                        18,434,682

Communications Equipment - 2.3%
           290,300  Arris Group, Inc. *                  2,005,973
           177,400  Foundry Networks, Inc. *             1,756,260
           184,700  Symmetricom, Inc. *                  2,048,323
                                                         5,810,556

Computers and Peripherals - 1.4%
           347,700  Iomega Corp. *                       1,491,633
            84,400  PalmOne, Inc. *                      2,142,072
                                                         3,633,705

Containers and Packaging - 1.6%
           170,300  Packaging Corp. of America           4,136,587

Diversified Financial Services - 0.9%
           151,500  Encore Capital Group, Inc. *         2,204,325

Diversified Telecommunication Services - 1.2%
           153,500  Iowa Telecom. Svcs., Inc.            2,993,250

Electronic Equipment and Instruments - 3.0%
           260,200  Aeroflex, Inc. *                     2,427,666
           160,100  Benchmark Electronics, Inc. *        5,095,983
                                                         7,523,649

Energy Equipment and Services - 2.2%
            15,200  Atwood Oceanics, Inc. *              1,011,408
            30,300  FMC Technologies, Inc. *             1,005,354
           306,000  Key Energy Svcs., Inc. *             3,509,820
                                                         5,526,582

Food and Staples Retailing - 1.3%
           114,500  Performance Food Group Co. *         3,169,360

Food Products - 0.4%
            57,700  Lance, Inc.                            927,239

Gas Utilities - 0.9%
            52,200  UGI Corp.                            2,370,924

Health Care Equipment and Supplies - 4.2%
           108,300  American Medical Systems Hldgs.,
			Inc.*			         1,860,594
           152,800  Conceptus, Inc. *                    1,191,840
            94,100  DJ Orthopedics, Inc. *               2,357,205
           172,475  Immucor, Inc. *                      5,207,020
                                                        10,616,659

Hotels, Restaurants and Leisure - 2.1%
           106,300  Fairmont Hotels & Resorts, Inc.      3,522,782
            63,000  Shuffle Master, Inc. *               1,824,480
                                                         5,347,262

Household Durables - 2.5%
            51,100  Hovnanian Enterprises, Inc. *        2,606,100
            58,800  Snap-On, Inc.                        1,869,252
            26,100  Standard Pacific Corp.               1,884,159
                                                         6,359,511

Information Technology Services - 1.3%
            59,100  CACI Int'l., Inc. *                  3,264,093

Insurance - 2.2%
            61,400  ProAssurance Corp. *                 2,425,300
            81,000  Stewart Information Svcs. Corp.      3,039,120
                                                         5,464,420

Internet and Catalog Retail - 1.4%
           204,400  Insight Enterprises, Inc. *          3,589,264

Machinery - 2.8%
           132,400  Trinity Inds., Inc.                  3,729,708
           105,700  Watts Water Technologies, Inc.       3,446,877
                                                         7,176,585

Media - 5.3%
           265,200  Cumulus Media, Inc. *                3,779,100
           104,900  Entercom Comm. Corp. *               3,726,048
           211,800  Gray Television, Inc.                3,064,746
            76,500  Lin TV Corp. *                       1,295,145
            76,000  Westwood One, Inc. *                 1,546,600
                                                        13,411,639

Metals and Mining - 2.6%
           212,300  Century Aluminum Co. *               6,424,198

Multi-Utilities and Unregulated Power - 0.8%
            31,400  Energen Corp.                        2,091,240

Oil and Gas - 4.2%
           121,600  Bill Barrett Corp. *                 3,515,456
            46,400  Forest Oil Corp. *                   1,879,200
           206,100  Magnum Hunter Resources, Inc. *      3,320,271
            55,600  Plains Exploration & Production
			Co.*			         1,940,440
                                                        10,655,367

Paper and Forest Products - 1.5%
            99,100  Bowater, Inc.                        3,733,097

Personal Products - 0.6%
           169,900  Playtex Products, Inc. *             1,529,100

Pharmaceuticals - 4.7%
           301,000  Discovery Laboratories, Inc. *       1,694,630
           100,800  MGI Pharma, Inc. *                   2,547,216
           280,000  Pain Therapeutics, Inc. *            1,422,400
           367,250  Salix Pharmaceuticals Ltd. *         6,055,953
                                                        11,720,199

Real Estate - 5.3%
            31,600  Alexandria Real Estate Equities      2,034,408
            44,700  Federal Realty Investment Trust      2,161,245
            96,600  Reckson Assocs. Realty Corp.         2,965,620
            78,300  Redwood Trust, Inc.                  4,007,394
           104,300  Tanger Factory Outlet Centers, Inc   2,294,600
                                                        13,463,267

Semiconductors and Semiconductor Equipment - 5.1%
           162,600  Cypress Semiconductor Corp. *        2,048,760
           166,600  Mattson Technology, Inc. *           1,322,804
           176,700  Netlogic Microsystems, Inc. *        2,192,847
            76,000  Sigmatel, Inc. *                     2,844,680
           118,700  Varian Semiconductor Equipment
			Assoc., Inc.*		         4,511,787
                                                        12,920,878

Software - 6.5%
           249,100  Borland Software Corp. *             2,022,692
           112,900  FactSet Research Systems, Inc.       3,726,829
           414,600  Informatica Corp. *                  3,428,742
           162,500  Internet Security Systems, Inc. *    2,973,750
           476,900  Parametric Technology Corp. *        2,665,871
           100,100  RSA Security, Inc. *                 1,586,585
                                                        16,404,469

Specialty Retail - 2.1%
            99,100  Finish Line, Inc.                    2,294,165
           106,400  The Sports Authority, Inc. *         2,926,000
                                                         5,220,165

Thrifts and Mortgage Finance - 2.8%
           197,600  BankAtlantic Bancorp, Inc.           3,438,240
           179,600  Commercial Capital Bancorp, Inc.     3,654,860
                                                         7,093,100

Total Common Stocks
(Cost $232,394,770)                                    248,788,607

Repurchase Agreement - 1.2%

Principal
Amount                                                       Value
-------------------------------------------------------------------
$        3,094,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $3,094,239 at
                    2.78%, due 4/1/2005 (1)
(Cost $3,094,000)                                   $    3,094,000

Total Investments - 99.8%
(Cost $235,488,770)                                    251,882,607
Cash, Receivables and Other Assets
Less Liabilities - 0.2%                                    413,769
Net Assets - 100%                                   $  252,296,376

*     Non-income producing security.
(1) The repurchase agreement is collateralized by $3,200,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $3,160,000.



-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   27,184,385
Gross unrealized depreciation .................       (10,790,548)
                                                   --------------
Net unrealized appreciation ...................    $   16,393,837
                                                   ==============
-----------------------------------------------------------------

-------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
     rule 30a-3(d) under the 1940 Act)   that occurred during the
     registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The GIAC Funds, Inc.


Date:     April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          GIAC Funds, Inc.


Date:    April 27, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           GIAC Funds, Inc.


Date:     April 27, 2005